Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 41,610	¥ 35,414
Securities lending transactions	[1],[2]	2,049	1,825
Total	[2]	43,659	37,239
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	17,257	14,017
Securities lending transactions	[3]	1,173	1,002
Total	[2],[3]	18,430	15,019
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		17,494	16,597
Securities lending transactions		325	243
Total	[2]	17,819	16,840
30 – 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		4,030	2,663
Securities lending transactions		67	55
Total	[2]	4,097	2,718
90 days – 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,982	1,357
Securities lending transactions		484	498
Total	[2]	2,466	1,855
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		847	780
Securities lending transactions			27
Total	[2]	¥ 847	¥ 807

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively. As of September 30, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥865 billion and ¥3,419 billion, respectively. As of September 30, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,371 billion and ¥167 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.